Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2018
Financial Highlights [Abstract]
Schedule of Financial Highlights
The table below reflects information for assets held by Prudential. Charges for mortality and expense risk and administrative expenses are used by Prudential to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
December 31, 2018	$22,193
December 31, 2017	$20,179
December 31, 2016	$17,222
December 31, 2015	$14,635
December 31, 2014	$14,003
In the table below, the units, the net assets, the investment income ratio and the ranges of lowest to highest unit values, expense ratios and total returns are presented for the products offered by Prudential and funded by the account. The table may not reflect the minimum and maximum contract charges offered by Prudential as contract owners may not have selected all available and applicable products as disclosed in Note 1.

	Units (000’s)	Unit Value Lowest- Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest-Highest			Total Return(3) Lowest-Highest
December 31, 2018	20,021	$3.15	—	$3.73	$70,813	3.06%	0.60%	—	1.20%	2.65%	—	3.27%
December 31, 2017	20,711	$3.07	—	$3.61	$71,067	3.10%	0.60%	—	1.20%	3.66%	—	4.28%
December 31, 2016	21,671	$2.96	—	$3.46	$71,456	3.51%	0.60%	—	1.20%	3.85%	—	4.47%
December 31, 2015	22,072	$2.85	—	$3.31	$69,745	3.16%	0.60%	—	1.20%	7.83%	—	8.48%
December 31, 2014	22,313	$2.65	—	$3.06	$65,090	3.68%	0.60%	—	1.20%	5.88%	—	6.50%

(1)
This amount represents the contract owners' proportionate share of net investment income from the underlying Partnership divided by the contract owners' average daily net assets of the Real Property Account. This ratio excludes those expenses, such as mortality and expense risk and administrative expenses that result in direct reductions in the unit values.

(2)
These amounts represent the annualized contract expenses of the Real Property Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.